8. MINERAL PROPERTY INTERESTS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 58,701,114	$ 52,678,763
AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	1,006,031	973,091
USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	57,695,083	51,705,672
BlueRoseJVMember | AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	577,847	558,927
MystiqueMember | AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	428,184	414,164
AnnMasonMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	56,387,302	50,973,368
EmpiricalMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	1,002,078	532,550
OtherProperty | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 305,703	$ 199,754